Intangible Assets - Schedule of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Cost	$ 51,099	$ 50,914
Accumulated amortization	28,141	18,575
Net book value	22,958	32,339
Acquired technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	29,600	29,600
Accumulated amortization	15,754	10,396
Net book value	13,846	19,204
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	17,500	17,500
Accumulated amortization	10,296	6,796
Net book value	7,204	10,704
Other intellectual property [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	3,999	3,814
Accumulated amortization	2,091	1,383
Net book value	$ 1,908	$ 2,431